DEBT - Schedule of Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Deferred charges	$ (7,020,000)	$ (8,278,000)
Total debt	1,087,735,000	1,113,870,000
Less: current portion	(379,312,000)	(87,787,000)
Long-term debt, excluding current maturities	708,423,000	1,026,083,000
Floating Rate Debt
Debt Instrument [Line Items]
Debt instrument, face amount	420,000,000.0
Long-term debt	1,094,755,000	1,122,148,000
$155.3 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	155,300,000
Long-term debt	148,878,000	155,355,000
$93.75 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	93,750,000
Long-term debt	87,176,000	90,463,000
$131.79 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	131,790,000
Long-term debt	119,954,000	125,872,000
$420.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	420,000,000
Long-term debt	324,841,000	320,159,000
$425.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	425,000,000.0
Long-term debt	310,177,000	322,502,000
Less: current portion	(310,200,000)
$120.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	120,000,000.0
Long-term debt	$ 103,729,000	$ 107,797,000